INVENTORIES	12 Months Ended
Dec. 31, 2014
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
10.	INVENTORIES

The components of inventories were as follows:

	Successor
	As at December 31,
	2014	2013
Finished goods
Specialty printing papers	$36.9	$29.7
Newsprint	13.5	10.6
Pulp	3.4	1.3
Total finished goods	53.8	41.6
Work-in-progress	1.0	1.0
Raw materials – wood chips, pulp logs and other	24.8	23.3
Operating and maintenance supplies and spare parts	75.9	74.3
	$155.5	$140.2

At December 31, 2014, the company had applied write-downs to finished goods inventory of $0.6 million (December 31, 2013 – $nil) and to raw materials inventory of $0.2 million (December 31, 2013 – $nil).

At December 31, 2014, the inventory value of operating and maintenance supplies and spare parts was written down by $1.9 million as part of an impairment charge to reflect the indefinite curtailment of the Powell River No. 9 paper machine. See note 6, Measurement uncertainty – impairment of long-lived assets.

Inventories are pledged as collateral against the long-term debt of the company. See note 15, Long-term debt, for detailed disclosure of the collateral arrangements of the company.